BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure of voluntary change in accounting policy [abstract]
Disclosure of voluntary change in accounting policy [text block]

NOTE 2 – BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements of Grupo Aval have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on the basis of historical cost, except for financial assets at Fair Value Through Profit or Loss (“FVTPL”), at Fair Value Through Other Comprehensive Income (“FVOCI”) (2017: available-for-sale), derivative financial instruments, investment properties, assets held for sale and biological assets which are measured at fair value. Additionally, non-current assets held for sale are measured at the lower value of their carrying value at the time of transfer and fair value, minus estimated costs of disposal and employee benefits which are measured at the present value of the defined benefit obligation (see note 2.24).

The consolidated financial statements were authorized for issuance by the Audit Committee on April 11, 2019.

The following are the main accounting policies applied in preparing the consolidated financial statements of Grupo Aval as of December 31, 2018,  2017 and, 2016

2.1          Basis of preparation

a)Presentation of Consolidated Financial Statements

The consolidated financial statements are prepared as follows:

•

The consolidated statement of financial position presents the company´s assets and liabilities based on liquidity since it provides reliable and more relevant information, than separate current and non-current classifications.

•

The consolidated statements of income and other comprehensive income are presented separately. The Consolidated Statement of Income is presented according to their nature, as this method provides reliable and more relevant information.

•

The consolidated statement of cash flows is presented using the indirect method. Accordingly, net cash flows from operating activities are determined by reconciling profit before taxes, with the effects of non-cash items, net changes in assets and liabilities from operating activities, and for any other effects that are not classified as investing or financing activities. Revenue and expenses due to interest received and paid are part of operating activities.

b)Consolidated financial statements

Grupo Aval prepares its consolidated financial statements incorporating its controlled entities. Grupo Aval controls an investee if and only if it complies with the following elements:

•	Power over the investee entitling Grupo Aval to direct any relevant activities that significantly affect the investee's performance.
•	Exposure, or rights to variable returns from its involvement with the investee.
•	Ability to affect those returns through its power over the investee.

In order to comply with this requirement, Grupo Aval carries out an annual reassessment of all its contractual relationships. No new entities are required to be consolidated as a result of this process, including no structured entities.

The financial statements of subsidiaries Grupo Aval´s are included in the consolidated financial statements since the date on which Grupo Aval acquires control until the date on which control is lost.

During the consolidation process, Grupo Aval combines the assets, liabilities and profits or losses of those entities under control, previously aligning the accounting policies in all the subsidiaries. Such process includes eliminating intra-group balances and transactions and any unrealized and realized income and expense (except for foreign currency translation gains or losses, taxes are not subject of elimination) arising from intra-group transactions. Unrealized and realized losses are eliminated in the same way as unrealized and realized gains but only to the extent that there is no evidence of impairment. Non-controlling interest is presented in the consolidated statement of financial position of Grupo Aval separately from that attributable to owners of the parent company.

For consolidation purposes, the statements of financial position and income of Grupo Aval´s foreign subsidiaries are translated to Colombian pesos, as follows:

•	Assets and liabilities are translated at the closing exchange rate at the reporting date;
•	Income, expense and cash flows of foreign operations are translated at monthly average exchange rates since those averages approximate the exchange rates of each specific transaction;
•

All resulting exchange differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve, except to the extent that the translation difference is allocated to non-controlling interests.

c)Investments in associates

Associates are companies in which Grupo Aval has significant influence but not control and are accounted for under the equity method. They are presented in the statement of financial position as “Investments in associates and joint ventures” (additionally see Note 2.1 “d) Joint arrangements”). Grupo Aval exercises significant influence over another entity if it owns, directly or indirectly, 20% or more of the voting power of the investee, unless it is clearly evidenced that such influence does not exist. Under the equity method, investments in associates are initially recognized at cost and subsequently adjusted by Grupo Aval´s share in the associates income and other comprehensive income with credit or charge to Grupo Aval’s profit or loss account and other comprehensive income, respectively of the net income, and other comprehensive income of the investee.

Dividends received from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

Grupo Aval´s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, Grupo Aval does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between Grupo Aval and its associates are eliminated to the extent of Grupo Aval’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by Grupo Aval.

The carrying amount of associates is tested for impairment.

d)Joint arrangements

A joint arrangement is one in which two or more parties have joint control of the arrangement. Joint arrangements are divided into joint operations, in which the parties having joint control of the agreement have rights to the assets and obligations with respect to the liabilities relating to the agreement, and joint ventures, wherein the parties having joint control are entitled to the net assets of the agreement.

Grupo Aval recognizes joint operations in the consolidated financial statements based on their proportional and contractual participation in each of the assets, liabilities and profit or loss of the contract or entity wherein the agreement is held. Grupo Aval recognizes joint ventures through the equity method, in the same manner as investments in associates.

2.2           Functional currency

Considering that the majority of the operation, generation and use of cash of Grupo Aval is in Colombian pesos, the Colombian peso is the currency that most accurately represents the economic environment of Grupo Aval’s operations, both for the consolidated financial statements and for the parent company. Foreign subsidiaries have functional currencies different from the Colombian peso, which are translated to Colombian pesos for presentation purposes.

2.3          Transactions in foreign currencies

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the prevailing exchange rate at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies in terms of historical costs are measured using the exchange rate at the transaction date. Financial instruments measured at fair value are converted using the exchange rate at the date the fair value was determined. Profits or losses resulting from the translation process are recognized in profit or loss, except for financial instruments designated as hedging instruments.

As of December 31, 2018, and 2017, the representative market rates as computed and certified by the Superintendency of Finance (for the U.S. $ which is the most representative foreign currency for Grupo Aval´s transactions) were Ps. 3,249.75 and Ps. 2,984.00 per U.S. $1, respectively.

2.4          Convenience translation into U.S. dollars

The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 3,249.75 per US$1.00, which is the market exchange rate as of December 31, 2018, as calculated and certified by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.

2.5          Changes in accounting policies

The following table summarizes the impact, net of taxes, of the adoption of IFRS 15 and IFRS 9 in the statement of financial position as of January 1, 2018.

		Impact of
	Reference	the adoption

IFRS 15 Revenue from contracts with customers	A	Ps.	391,281
IFRS 9 Financial Instruments	B		(784,399)
Net impact at January 1, 2018		Ps.	(393,118)

A.       IFRS 15 “Revenue from contracts with customers”

Grupo Aval has adopted Revenue from Contracts with Customers IFRS 15 using the cumulative effect method, with the effect of initial adoption recognized on January 1, 2018. Accordingly, the information presented for 2017 and 2016, has not been restated – i.e. it is presented, as previously reported, under – IAS 18 Revenue, IAS 11 Construction Contracts, IFRIC 12 “Service Concession Arrangements” and related interpretations. Additionally, the disclosure requirements in IFRS 15 have not generally been applied to comparative information.

The following table summarizes the impact net of taxes, of the adoption of IFRS 15 in the statement of financial position as of January 1, 2018.

	Impact of the adoption of IFRS 15
	as of January 1, 2018
Operation and construction services (Concessions) (i)
Commissions related to funding (see note 16)	Ps.	12,744
Contract liability (see note 24)		(531,804)
Financial assets (see note 16)		450,878
Intangible assets (see note 16)		619,949
Deferred tax effect		(181,680)
		370,087

Customer loyalty programs (ii)
Customer loyalty programs		32,232
Deferred tax effect		(11,038)
		21,194
Net impact retained earnings at January 1, 2018	Ps.	391,281

The main revenue streams impacted by the adoption of IFRS 15, including a description of the accounting policy change, are described below:

i.Operation and construction services (Concessions)

IFRS 15 (see note 2.29 (iii)) incorporates elements related to revenue recognition, such as: a) performance obligations; b) the interest rates of significant financing components; c) the distribution of income among the different performance obligations; and d) the determination of methods for measuring the progress of performance obligations that are met over time.

The impact was mainly done to: a) a change in the discount rates applied in the determination of the significant financing components which; under IFRS 15, are directly associated to the risk characteristics of the counterparty of the concessions agreements (i.e. Government), b) the amounts of revenue allocated to the different performance obligations identified in the concession agreements (mainly construction, and operation and maintenance); and c) changes in the methodologies for measuring the progress of performance obligations.

ii.Customer loyalty programs

Under IAS 18 / IFRIC 13 consideration was allocated to the loyalty program based on the fair value of the loyalty points and the remaining consideration was allocated to the products or services. Under IFRS 15, the transaction price is allocated between the performance obligations based on the relative standalone selling prices of each performance obligation. Therefore, for customer loyalty points a lower level of revenue is deferred according to IFRS 15 than under IAS 18.

B.          IFRS 9 “Financial Instruments”

The following table summarizes the impact, net of tax, of our transition to IFRS 9 on the opening balance of reserves and retained earnings and Other Comprehensive Income (“OCI”) as of January 1, 2018 (for a description of the transition method, see (iv) below).

		Impact of adopting IFRS 9 on opening balance of:
		Reserves and				Total
	reference	retained earnings		OCI		equity
Recognition of changes in measurement due in classification under IFRS 9	i.	Ps.	—	Ps.	71,229	Ps.	71,229
Recognition of expected credit losses under IFRS 9	ii.		(1,255,060)		56,198		(1,198,863)
Impact on equity method due to impairment of other accounts receivable from associates	ii		—		(3,691)		(3,691)
Deferred tax effect			366,650		(19,725)		346,926
Impact as of January 1, 2018		Ps.	(888,411)	Ps.	104,011	Ps.	(784,399)

The details of the significant new accounting policies and the nature and effect of the changes in accounting policies that resulted from the adoption of IFRS 9 were applied retrospectively, as detailed below.

Grupo Aval has followed the exemption of IFRS 9 not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements resulting from the adoption of the new standard. Therefore, differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 are recognized in retained earnings and reserves as of January 1, 2018. Accordingly, the information presented for 2017 does reflect the requirements of IAS 39.

i.   Classification and Measurement of Financial Assets and Liabilities

IFRS 9 contains three classification categories for financial assets: measured at amortized cost, Fair Value Through Other Comprehensive Income (“FVOCI”) and Fair Value Through Profit or Loss (“FVTPL”). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

The adoption of IFRS 9 has not had a significant effect on Grupo Aval’s accounting policies related to financial liabilities and derivative financial instruments (for derivatives that are used as hedging instruments, see (iii)).

For an explanation of how Grupo Aval classifies and measures financial instruments and accounts for related gains and losses under IFRS 9, see Note 2.6(ii).

The following table and the accompanying notes below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of Grupo Aval’s financial assets and financial liabilities as of January 1, 2018.

Financial assets

		New	Carrying
		classification	amount						Carrying
	Original classification	under	under				Remeasurement		amount under
	under IAS 39	IFRS 9	IAS 39		Reclassification (1)		impact to OCI		IFRS 9
Cash and cash equivalents	Loans and receivables	Amortized cost	Ps.	22,336,838	Ps.	—	Ps.	—	Ps.	22,336,838
Debt securities	Held-for-trading	Amortized cost		—				—		—
		FVTPL		2,650,536		—		—		2,650,536
		FVOCI		—		—		—		—
	Available-for-sale	Amortized cost		—		—		—		—
		FVTPL mandatory (*)		8,256		—		—		8,256
		FVOCI		17,781,871		—		—		17,781,871
	Held to maturity	Amortized cost		2,899,039		—		—		2,899,039
		FVTPL		—		—		—		—
		FVOCI		—		—		—		—
Equity securities	Held-for-trading	FVTPL		2,149,160		—		—		2,149,160
		FVOCI		—		—		—		—
	Available-for-sale	FVTPL		—		—		—		—
		FVOCI		824,033		41,790		71,229		937,054
Derivatives	Held-for-trading	FVTPL		328,392		—		—		328,392
	Hedging instrument	Hedging instrument		55,261		—		—		55,261
Loans and leases receivables	Loans and receivables	Amortized cost		166,372,776		—		—		166,372,776
		FVTPL		—		—		—		—
Other receivables	Loans and receivables	Amortized cost		3,680,116		—		—		3,680,116
Assets under concession contracts	Loans and receivables	Amortized cost		786,018		—		—		786,018
	Designated as at FVTPL	FVTPL		2,282,611		—		—		2,282,611
Total financial assets			Ps.	222,154,907	Ps.	41,790	Ps.	71,229	Ps.	222,267,926

Financial liabilities

			Original
		New	carrying
		classification	amount						New carrying
	Original classification	under	under						amount under
	under IAS 39	IFRS 9	IAS 39		Reclassification		Remeasurement		IFRS 9
Deposits	Other financial liabilities	Amortized cost	Ps.	154,885,224	Ps.	—	Ps.	—	Ps.	154,885,224
Financial liabilities	Other financial liabilities	Amortized cost		45,276,036		—		—		45,276,036
Derivatives	Held-for-trading	FVTPL		298,665		—		—		298,665
	Hedging instrument	Hedging instrument		13,464		—		—		13,464
Total financial liabilities			Ps.	200,473,389	Ps.	—	Ps.	—	Ps.	200,473,389

(*)    After the adoption of IFRS 9, certain investment securities were classified as at FVTPL because the contractual cash flows of these securities are not Solely Payments of Principal and Interest (“SPPI”) on the principal outstanding. The reclassified assets include certain asset-backed securities whose exposure to credit risk is higher than the exposure to credit risk of the underlying pool of financial assets.

(1)    Reclassification from other assets, measured at cost as of December 31, 2017.

ii.   Impairment of financial assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (ECL) model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39 – see Note 2.6(ix).

For assets within the scope of the IFRS 9 impairment model, impairment losses are generally expected to increase and become more volatile. Grupo Aval has determined that the application of IFRS 9’s impairment requirements as of January 1, 2018 results in an additional impairment allowance recognition as follows:

Loss allowance as of December 31, 2017 under IAS 39	Ps.	(5,875,018)
Additional impairment recognized as of January 1, 2018 on:
Loans		(1,163,009)
Credit Commitments		(16,217)
Other accounts receivable		(18,907)
Impact on equity method investees due to impairment of other accounts receivable from associates		(3,691)
Debt securities measured at amortized cost		(672)
Other financial assets		(58)
Loss allowance as of January 1, 2018 under IFRS 9	Ps.	(7,077,572)

Recognition of expected credit losses under IFRS 9 for debt financial assets at FVOCI impacts OCI and retained earnings at the same time, therefore the net impact on total equity is zero. The table below shows the impact on retained earnings from impairment:

Impairment loss due to credit risk as of December 31, 2017 under IAS 39	Ps.	(71,708)
Additional impairment recognized as of January 1, 2018 on:
Debt securities measured at FVOCI		(56,198)
Loss allowance as of January 1, 2018 under IFRS 9	Ps.	(127,906)

Additional information about how Grupo Aval measures the allowance for impairment is described in Note 4(4.1).

iii.   Hedge Accounting

When initially applying IFRS 9, Grupo Aval may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements in Chapter 6 of IFRS 9. Grupo Aval has elected to continue to apply IAS 39.

iv.   Transition

Changes in accounting policies resulting from the adoption of IFRS 9 are generally applied retrospectively, except as described below.

•	Grupo Aval applied the exemption allowing not to restate comparative information for prior periods with respect to classification and measurement changes (including impairment).
•

Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were recognized in retained earnings and reserves as of January 1, 2018. The following assessments were performed on the basis of the facts and circumstances that exist at the date of initial application:

•	The determination of the business model within which a financial asset is held.
•	The designation and revocation of previous designations of certain financial assets and financial liabilities as measured at FVTPL.
•	The designation of certain investments in equity instruments not held for trading as at FVOCI.
•	If a debt investment security has low credit risk at January 1, 2018, then Grupo Aval determined that the credit risk on the asset has not increased significantly since initial recognition.

2.6         Financial assets and financial liabilities

i.          Recognition and initial measurement

Grupo Aval initially recognizes loans and advances, deposits, debt securities issued and subordinated liabilities on the date on which they are originated. All other financial instruments (including regular-way purchases and sales of financial assets) are recognized on the trade date, which is the date in which Grupo Aval becomes a party to the contractual provisions of the instrument.

A financial asset or financial liability is measured initially at fair value and in addition for instruments at amortized cost or FVOCI, incorporates transaction costs that are directly attributable to its acquisition or issuance.

ii.          Classification

Financial assets - Policy applicable starting January 1, 2018

On initial recognition, a financial asset is classified as: amortized cost, Fair Value Through Other Comprehensive Income (“FVOCI”) or FVTPL.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	The asset is held within a business model in which the objective is to hold assets to collect contractual cash flows; and
•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt instrument is measured at FVOCI only if it meets both of the following conditions and is not designated as at FVTPL:

•	The asset is held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets; and
•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, Grupo Aval may irrevocably elect to present subsequent changes in fair value in Other Comprehensive Income (“OCI”). This election is made on an investment-by-investment basis.

All other financial assets are classified as measured at FVTPL.

Business model assessment

Grupo Aval makes an assessment of the objective of a business model in which an asset is held at a portfolio level because this best reflects the way the business is managed, and information is provided to management. The information considered includes:

•

The expected policies and objectives for the portfolio and the actual application of them. In particular, whether management’s strategy focuses on earning contractual interest revenue, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of the liabilities that are funding those assets or realizing cash flows through the sale of the assets;

•	How the performance of the portfolio is evaluated and reported to Grupo Aval’s management;
•	The risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed; and
•

The frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and its expectations about future sale activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how Grupo Aval’s stated objective for managing the financial assets is achieved and how cash flows are realized.

Financial assets that are held for trading and whose performance is evaluated on a fair value basis are measured at FVTPL because they are neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.

Assessment whether contractual cash flows are solely payments of principal and interest (SPPI)

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, Grupo Aval considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making the assessment, Group Aval considers:

•	Contingent events that would change the amount and timing of cash flows;
•	Leverage covenants;
•	Prepayment and extension terms;
•	Terms that limit Grupo Aval’s claim to cash flows from specified assets; and
•	Features that modify consideration of the time value of money.

Interest rates on certain corporate and retail loans originated by Grupo Aval are pegged to standard variable rates (SVRs) generally used in each country where Grupo Aval operates and includes a discretional spread. In Colombia, the SVRs are based on the DTF or IBR rates which are calculated weekly by the Central Bank based on information collected from the Colombian financial system, plus a discretionary spread, and in the case of loans in foreign currency Grupo Aval uses Libor interest rates plus a discretionary spread. In these cases, Grupo Aval will assess whether the discretionary feature is consistent with the SPPI criteria by considering a number of factors, including whether:

•	Borrowers are able to prepay the loans without significant penalties,
•	Market competition ensures that interest rates are consistent between banks; and
•	Any regulatory or customer protection framework is in place that requires banks to treat customers fairly.

A prepayment feature is consistent with the SPPI criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract.

In addition, a prepayment feature is treated as consistent with this criterion if a financial asset is acquired or originated at a premium or discount to its contractual par amount, and the prepayment amount substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination), and the fair value of the prepayment feature is insignificant upon initial recognition.

Financial assets - Policy applicable until December 31, 2017

For accounting purposes, financial assets were classified at initial recognition into four categories:

•	Fair value through profit or loss:
(i)	Held for trading financial assets acquired to generate short term profits or that were part of a portfolio of financial instruments managed together for that purpose.
(ii)

Some financial assets under concessions contracts were included in this category in order to obtain more relevant information, either because this eliminated or significantly reduced recognition or measurement inconsistencies (accounting mismatches) that would otherwise arise from measuring assets or recognizing the gains or losses on them on different bases, in accordance with a documented risk management or investment strategy, and information was provided on that basis to Grupo Aval’s key management personnel. This classification adequately reflected the present market expectations over future costs comprising the amount of the concession to be negotiated with the different Colombian Government, upon the termination of the concession or its renewal.

•	Held-to-maturity Investments: These were debt securities with fixed or determinable payments and a fixed maturity date, which Grupo Aval intended and had the ability to hold to maturity.
•	Loans and receivables: These were financial assets of fixed or determinable payments that were not quoted in active markets and were not classified as either trading or available-for-sale.
•	Available-for-sale: These were financial assets that were designated initially as available-for-sale and are those not classified as loans and receivables, or as held-to-maturity investments.

Financial liabilities

Grupo Aval classified its financial liabilities, other than derivatives, financial guarantees and loan commitments, as measured at amortized cost.

iii.          Reclassifications

Financial asset - Policy applicable starting January 1, 2018

Financial assets are not reclassified subsequent to their initial recognition, except in the period after Grupo Aval’s entities changes its business model for managing financial assets.

Financial asset - Policy applicable until December 31, 2017

Subsequent to their initial classification, financial assets shall not be reclassified to other categories, except for special circumstances. In the event of such circumstances, transfers were accounted for as follows:

•	From the category “fair value through profit or loss” to other categories: assets were recognized at their fair value.
•

From available-for-sale to held-to-maturity investment: the fair value amount recognized immediately before the reclassification to held-to-maturity category became the basis for the amortized cost. In reclassification of an asset with a fixed maturity, any gain or loss previously recognized in other comprehensive income (OCI) and the difference between the newly established amortized cost and the maturity amount were both amortized over the remaining term of the financial asset using the effective interest rate method. However, any gain or loss previously recognized in other comprehensive income were immediately reclassified from equity to profit or loss if the asset is subsequently impaired. For a financial asset with no stated maturity, any gain or loss previously recognized in other comprehensive income were reclassified from equity to profit or loss when the financial asset is disposed of or impaired.

•	From held-to-maturity investment to available-for-sale: the difference between the amortized cost and fair value as of the reclassification date were recognized in other comprehensive income.

iv.          Derecognition

Financial assets

Grupo Aval derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire (see also (v)), or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which Grupo Aval neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

On derecognition of a financial asset, the difference between the carrying amount of the asset (or the carrying amount allocated to the portion of the asset derecognized) and the sum of (i) the consideration received (including any new asset obtained less any new liability assumed) and (ii) any cumulative gain or loss that had been recognized in OCI is recognized in profit or loss.

From 1 January 2018 any cumulative gain/loss recognized in OCI in respect of equity investment securities designated as at FVOCI is not recognized in profit or loss on derecognition of such securities, as explained in (2.11). Any interest in transferred financial assets that qualify for derecognition that is created or retained by Group Aval is recognized as a separate asset or liability.

Grupo Aval enters into transactions whereby it transfers assets recognized on its statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets or a portion of them. In such cases, the transferred assets are not derecognized. Examples of such transactions are securities lending and sale-and-repurchase transactions.

When assets are sold to a third party with a concurrent total rate of return swap on the transferred assets, the transaction is accounted for as a secured financing transaction similar to sale-and repurchase transactions, because Grupo Aval retains all or substantially all of the risks and rewards of ownership of such assets.

In transactions in which Grupo Aval neither retains nor transfers substantially all of the risks and rewards of ownership of a financial asset and it retains control over the asset, Grupo Aval continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.

In certain transactions, Grupo Aval retains the obligation to service the transferred financial asset for a fee. The transferred asset is derecognized if it meets the derecognition criteria. An asset or liability is recognized for the servicing contract if the servicing fee is more than adequate (asset) or is less than adequate (liability) for performing the servicing.

Financial liabilities

Grupo Aval derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

v.          Modifications of financial assets and financial liabilities

Financial assets

Policy applicable starting January 1, 2018

If the terms of a financial asset are modified, then Grupo Aval assesses whether the cash flows of the modified asset are substantially different.

If the cash flows are substantially different, then the contractual rights to cash flows from the original financial asset are deemed to have expired. In this case, the original financial asset is derecognized (see (iv)) and a new financial asset is recognized at fair value plus any eligible transaction costs. Any fees received as part of the modification are accounted for as follows:

•	Fees that are considered in determining the fair value of the new asset and fees that represent reimbursement of eligible transaction costs are included in the initial measurement of the asset; and
•	Other fees are included in profit or loss as part of the gain or loss on derecognition.

If cash flows are modified when the borrower is in financial difficulties, then the objective of the modification is usually to maximize recovery of the original contractual terms rather than to originate a new asset with substantially different terms. If Group Aval plans to modify a financial asset in a way that would result in foregoing of cash flows, then it first considers whether a portion of the asset should be written off before the modification takes place (see below for write‑off policy). This approach impacts the result of the quantitative evaluation and means that the derecognition criteria are not usually met in such cases.

If the modification of a financial asset measured at amortized cost or FVOCI does not result in derecognition of the financial asset, then Grupo Aval first recalculates the gross carrying amount of the financial asset using the original effective interest rate of the asset and recognizes the resulting adjustment as a recovery or impairment through in the Consolidated Statement of Income. For floating-rate financial assets, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs or fees incurred, and fees received as part of the modification adjust the gross carrying amount of the modified financial asset and are amortized over the remaining term of the modified financial asset.

Policy applicable until December 31, 2017

Troubled debt restructured loans were those that had collection problems in which Grupo Aval granted the debtor a modification that it would not otherwise consider. These modifications generally involved interest rate reductions, extension of deadlines for payment or reductions in the balance due to a troubled debt loan.

If the terms of a financial asset were renegotiated or modified or an existing financial asset were replaced with a new one due to financial difficulties of the borrower, then an assessment were performed of whether the financial asset should be derecognized. If the cash flows of the renegotiated asset were substantially different, then the contractual rights to cash flows from the original financial asset were deemed to have expired. In this case, the original financial asset was derecognized, and the new financial asset was recognized at fair value. The impairment loss before an expected restructuring was measured as follows.

•

If the expected restructuring not resulted in derecognition of the existing asset, then the estimated cash flows arising from the modified financial asset were included in the measurement of the existing asset and based on their expected timing and amounts were discounted at the original effective interest rate of the existing financial asset.

•

If the expected restructuring not resulted in derecognition of the existing asset, then the expected fair value of the new asset was treated as the final cash flow from the existing financial asset at the time of its derecognition. This amount was discounted from the expected date of derecognition to the reporting date using the original effective interest rate of the existing financial asset.

Financial liabilities

Grupo Aval derecognizes a financial liability when its terms are modified, and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognized at fair value. The difference between the carrying amount of the financial liability extinguished and the new financial liability with modified terms is recognized in the Consolidated Statement of Income.

If the modification of a financial liability measured at amortized does not result in derecognition of the financial liability, then Grupo Aval first recalculates the gross carrying amount of the financial liability using the original effective interest rate of the liability and recognizes the resulting adjustment as interest expense through in the Consolidated Statement of Income. For floating-rate financial assets, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs or fees incurred, and fees received as part of the modification adjust the gross carrying amount of the modified financial liability and are amortized over the remaining term of the modified financial liability.

vi.          Offsetting

Financial assets and liabilities are offset, and the net amount is recognized in the consolidated statement of financial position, when there is a legally enforceable right to offset recognized amounts and management intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Income and expenses are presented on a net basis only when permitted under IFRS, or for gains and losses arising from a group of similar transactions such as in Grupo Aval’s trading activity.

vii.          Fair value measurement

‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which Grupo Aval has access at that date.

When one is available, Grupo Aval measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as active if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then Grupo Aval uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price – i.e. the fair value of the consideration given or received. If Grupo Aval determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique for which any unobservable inputs are judged to be insignificant in relation to the measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognized the Consolidated Statement of Income on an appropriate basis over the life of the instrument but no later than when the valuation is wholly supported by observable market data or the transaction is closed out.

Portfolios of financial assets and financial liabilities that are exposed to market risk and credit risk that are managed by Grupo Aval on the basis of the net exposure to either market or credit risk are measured on the basis of a price that would be received to sell a net long position (or paid to transfer a net short position) for the particular risk exposure. Portfolio-level adjustments – e.g. bid-ask adjustment or credit risk adjustments that reflect the measurement on the basis of the net exposure – are allocated to the individual assets and liabilities on the basis of the relative risk adjustment of each of the individual instruments in the portfolio.

The fair value of a financial liability with a demand feature (e.g. a demand deposit) is not less than the amount payable on demand, discounted from the first date on which the amount could be required to be paid.

Grupo Aval recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.  See Note 5.

viii.          Repurchase agreements and reverse repurchase agreements

Purchases of financial instruments under a non-optional resale agreement are measured at fair value and recognized as financial assets in the consolidated statement of financial position under loans and receivables to credit institutions.

The excess of the purchase prices over the resale prices is recognized as interest income over the contractual term.

Sales of financial instruments under a non-optional repurchase agreement are measured at fair value and recognized as liabilities in the consolidated statement of financial position under Deposits from the Central Bank – Repurchase agreements, Deposits from credit institutions – Repurchase agreements or Customer deposits – Repurchase agreements.

The excess of the sales prices over the repurchase prices is recognized as interest expense over the contractual term.

After January 1, 2018, retained interests (i.e. the assets that collateralize the repurchase agreements) are primarily classified as fair value through OCI and measured at fair value.

Until December 31, 2017, retained interests were primarily classified as available-for-sale investment securities and measured at fair value.

ix.          Impairment of financial assets

Policy applicable starting January 1, 2018

Grupo Aval recognizes loss allowances for Expected Credit Losses – “ECL” on the following financial instruments that are not measured at FVTPL:

•	Debt instruments;
•	Loans and lease receivables;
•	Financial guarantee contracts issued;
•	Loan commitments issued, and
•	Other accounts receivable

No credit impairment loss is recognized on equity investments.

Grupo Aval measures loss allowances at an amount equal to lifetime ECL (Stage 2 and stage 3), except for the following, for which they are measured as 12‑month ECL (Stage 1):

•	Debt investment securities that are determined to have low credit risk at the reporting date; and
•	Other financial instruments (other than loans and lease receivables) on which credit risk has not increased significantly – “SICR” from their initial recognition.

A financial asset is classified as a low credit risk asset if the issuer is related to an investment grade credit rating.

12‑month ECL are the portion of ECL that result from default events on a financial instrument that are possible within the 12 months after the reporting date.

Measurement of ECL

Measurement of ECL is described in Note 4(4.1.5 Amounts arising from ECL).

Modified Financial Assets

If the terms of a financial asset are renegotiated or modified or an existing financial asset is replaced with a new one due to financial difficulties of the borrower, then an assessment is made of whether the financial asset should be derecognized (see (iv)) and ECL are measured as follows.

•

If the restructuring is not expected to result in derecognition of the existing asset, then the expected cash flows arising from the modified financial asset are included in calculating the cash shortfalls from the existing asset (see Note 4(4.1.1)).

•

If the restructuring is expected to result in derecognition of the existing asset, then the expected fair value of the new asset is treated as the final cash flow from the existing financial asset at the time of its derecognition. This amount is included in calculating the cash shortfalls from the existing financial asset that are discounted from the expected date of derecognition to the reporting date using the original effective interest rate of the existing financial asset.

Credit-impaired financial assets

At each reporting date, Grupo Aval assesses whether financial assets carried at amortized cost and debt financial assets carried at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

•	Significant financial difficulty of the borrower or issuer;
•	A breach of contract such as a default or past due event;
•	The restructuring of a loan or advance by Grupo Aval on terms that Grupo Aval’ entities would not consider otherwise;
•	It is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or
•	The disappearance of an active market for a security because of financial difficulties.

A loan that has been renegotiated due to a deterioration in the borrower’s condition is usually considered to be credit-impaired unless there is evidence that the risk of not receiving contractual cash flows has reduced significantly and there are no other indicators of impairment. In addition, a loan that is overdue for 90 days (for mortgage is overdue for 180 days) or more is considered impaired.

In making an assessment of whether an investment in sovereign debt is credit-impaired, Grupo Aval considers the following factors.

•	The market’s assessment of creditworthiness as reflected in the bond yields.
•	The rating agencies’ assessments of creditworthiness.
•	The country’s ability to access the capital markets for new debt issuance.
•	The probability of debt being restructured, resulting in holders suffering losses through voluntary or mandatory debt forgiveness; and
•

The international support mechanisms in place to provide the necessary support as ‘lender of last resort’ to that country, as well as the intention, reflected in public statements, of governments and agencies to use those mechanisms. This includes an assessment of the depth of those mechanisms and, irrespective of the political intent, whether there is the capacity to fulfil the required criteria.

Presentation of allowance for ECL in the statement of financial position

Loss allowances for ECL are presented in the statement of financial position as follows:

•	Financial assets measured at amortized cost: as a deduction from the gross carrying amount of the assets;
•	Loan commitments and financial guarantee contracts: generally, as “other provisions”;
•

Where a financial instrument includes both a drawn and an undrawn component, and Grupo Aval cannot identify the ECL on the loan commitment component separately from those on the drawn component: Grupo Aval presents a combined loss allowance for both components. The combined amount is presented as a deduction from the gross carrying amount of the drawn component. Any excess of the loss allowance over the gross amount of the drawn component is presented as an “other provision”; and

•

Debt instruments measured at FVOCI: no loss allowance is recognized in the statement of financial position because the carrying amount of these assets is their fair value. However, the loss allowance is disclosed and is recognized as part of the net movement recognized in the fair value reserve.

Write-off

Loans and debt securities are written off (either partially or in full) when there is no realistic prospect of recovery. This is generally the case when Grupo Aval determines that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.

Recoveries of amounts previously written off are included in “impairment losses (recoveries) on financial assets” in the Consolidated Statement of Income.

Financial assets that are written off could still be subject to enforcement activities in order to comply with the Grupo Aval’s procedures for recovery of amounts due.  The contractual amount outstanding on the financial assets that were written off during the reporting period  are disclosed in note 4.1.5 Amounts arising from ECL; Loss Allowance reconciliation tables.

Policy applicable until December 31, 2017

Grupo Aval assessed whether there was objective evidence that a financial asset or a group of financial assets were impaired depending on their classification.

For financial assets measured at amortized cost, objective evidence included: significant financial difficulties of the borrower, default or delinquency by a borrower, restructuring of a loan or advance on terms that Grupo Aval would not have considered otherwise, indications that a borrower or issuer would entered bankruptcy, disappearance of an active market for a security or observable data relating to a group of assets such as adverse changes in the payment status of borrowers or issuers in Grupo Aval, or economic conditions that correlated with defaults. If there was objective evidence of impairment, impairment was recognized in profit or loss. The amount of the allowance was determined as follows:

•

Grupo Aval performed an individual assessment of significant financial assets classified as held until maturity and loans and receivables, analyzing the debt profile of each debtor, the guarantees granted, and information provided by credit risk agencies. Financial assets were deemed impaired when based on information and current and past events it was likely that Grupo Aval may not collect all the amounts due in the original contract, including interest and fees. If a financial asset had been identified as impaired, the amount of the loss was measured as the difference between the carrying amount of the financial asset and the present value of the future cash flows expected pursuant to the debtor’s conditions, discounted at the original effective interest rate, or the present value of the collateral guarantee covering the asset, less the estimated costs of sale when it was determined that the most important source of collection of the loan was such guarantee.

•

For those financial assets which were not deemed individually as significant and for individually significant financial asset portfolios which were not determined as impaired after the individual assessment described above, Grupo Aval carried out a collective assessment of impairment. For this purpose, financial assets were grouped together into segments with similar characteristics, using statistical assessment techniques based on an analysis of historical losses to determine an estimated percentage of losses which could have been incurred in such assets as of the date of the reporting, but that had not been identified on an individual basis (See Note 4 for further details regarding the calculation of the collective allowance).

•

Once an allowance was recorded for a financial asset or a group of similar financial assets, due to an impairment loss, interest income of the loan continued to be recognized using the same effective interest rate applied to the carrying value of the loan.

Impaired financial assets were written-off from the consolidated statement of financial position when the recovery of any recognized amount was considered to be unlikely. Collections of written-off financial assets were recognized in profit or loss.

For available-for-sale debt securities, Grupo Aval assessed objective evidence for impairment following the same criteria used for loans and receivables, which could include:

•	Significant financial difficulty of the issuer or counterparty; or
•	Breach of contract, such as a default or delinquency in interest or principal payments; or
•	Indication that a borrower or issuer could have entered bankruptcy or reorganization; or
•	The disappearance of an active market for that financial asset because of financial difficulties.

For available-for-sale equity instruments, a significant or prolonged decline in the fair value of the security below its cost was an objective evidence of impairment.

When there was objective evidence at the measurement date that excesses of carrying value over fair value was due to an impairment that was other than temporary, cumulative gain or loss previously recognized in equity under “Other Comprehensive Income” was reclassified to profit or loss.

In respect of available-for-sale debt instruments, impairment losses were subsequently reversed through profit or loss if an increase in the fair value of the investment could be objectively related to an event occurring after the recognition of the impairment loss.

For available-for-sale equity instruments impairment losses previously recognized in profit or loss are not reversed through profit or loss. Any increase in fair value subsequent to an impairment loss was recognized in equity under OCI.

Once the impairment losses were estimated, they were charged to profit or loss of the period and credited to an allowance sub-account in the respective financial asset category.

2.7          Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits, and other short-term investments with original maturities of three months or less from the date of their acquisition that are subject to an insignificant risk of changes in their fair value and are used by Grupo Aval in the management of its short-term commitments.

2.8        Trading assets and liabilities

‘Trading assets and liabilities’ are those assets and liabilities that Grupo Aval acquires or incurs principally for the purpose of selling or repurchasing in the near term or holds as part of a portfolio that is managed together for short-term profit or position taking. Trading assets and liabilities are initially recognized and subsequently measured at fair value in the Statement of Financial Position, with transaction costs recognized in Statement of Income. All changes in fair value are recognized as part of net trading income in Statement of Income.

2.9          Derivatives

a)  Derivative financial instruments and hedge accounting

A derivative is a financial instrument in which value changes respond to changes in one or more variables denominated as an “underlying” (a specific interest rate, the price of a financial instrument, a listed commodity, a foreign currency exchange rate, etc.), that has an initial net investment smaller than would be required for other instruments that have a similar response to the mentioned variable and that is settled in a future date.

Grupo Aval trades in financial markets, forward contracts, future contracts, swaps and options that fulfil the definition of a derivative.

Financial assets and liabilities from transactions with derivatives are generally not offset in the consolidated statement of financial position. However, when there is a legal and exercisable right to offset the recognized values and Grupo Aval intends to be settle them on a net basis or to realize the assets and settle the liability simultaneously, derivatives are presented as net values in the consolidated statement of financial position.

Derivative transactions are initially recognized at fair value. Subsequent changes in the fair value are recognized in profit or loss, unless the derivative instrument is designated as a hedging instrument and, in this case, the accounting criteria will depend on the nature of the hedged item, as described below.

At the beginning of the hedging transaction, Grupo Aval formally documents the relationship existing between the hedging instrument and the hedged item, including the risk management objective and strategy in undertaking the hedging relationship. It also documents its assessment, both initially as well as on a recurring basis, of whether the hedging relationship is highly effective in offsetting the changes in fair value or cash flows of the hedged items.

(i)

For fair value hedge of assets or liabilities and firm commitments, changes in the fair value of the derivative instrument are recognized in profit or loss, as well as any other change in the fair value of the asset, liability or firm commitment attributable to the hedge risk,

(ii)

For cash flow hedge of a particular risk associated with a recognized asset or liability or a projected highly probable transaction, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income. The gain or loss relating to the portion that is not effective for hedging or that does not relate to the hedged risk is immediately recognized in profit or loss.

The values accumulated in other comprehensive income are transferred to profit or loss in the same period in which the hedged item is recognized in profit or loss.

(iii)

Hedging of net investments in a foreign operation is recognized similarly to cash flow hedging: the effective portion of changes in fair value of the hedging instrument is recognized in other comprehensive income, and the ineffective portion of the changes in fair value of the derivative is recognized in profit or loss. The hedging instrument’s gains or losses accumulated in equity will be recognized in profit or loss when the net investment in foreign operations is sold in whole or proportionally, if partially disposed of.

 b)  Embedded derivatives

Policy applicable starting January 1, 2018

Derivatives may be embedded in another contractual arrangement (a host contract). Grupo Aval accounts for an embedded derivative separately from the host contract when:

•	The host contract is not an asset in the scope of IFRS 9;
•	The host contract is not itself carried at FVTPL;
•	The terms of the embedded derivative would meet the definition of a derivative if they were contained in a separate contract; and
•	The economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract.

Separated embedded derivatives are measured at fair value, with all changes in fair value recognized in profit or loss unless they form part of a qualifying cash flow or net investment hedging relationship. Separated embedded derivatives are presented in the statement of financial position together with the host contract.

Policy applicable until December 31, 2017

Derivatives may be embedded in another contractual arrangement (a host contract). Grupo Aval accounted for an embedded derivative separately from the host contract when:

•	The host contract was not itself carried at FVTPL;
•	The terms of the embedded derivative would have met the definition of a derivative if they were contained in a separate contract; and
•	The economic characteristics and risks of the embedded derivative were not closely related to the economic characteristics and risks of the host contract.

Separated embedded derivatives were measured at fair value, with all changes in fair value recognized in profit or loss unless they formed part of a qualifying cash flow or net investment hedging relationship. Separated embedded derivatives were presented in the statement of financial position together with the host contract.

2.10         Loans

Policy applicable starting January 1, 2018

‘Loans’ captions in the statement of financial position include:

•

Loans measured at amortized cost (see 2.5(ii)); they are initially measured at fair value plus incremental direct transaction costs, and subsequently at their amortized cost using the effective interest method;

•	Finance lease receivables.

When Grupo Aval purchases a financial asset and simultaneously enters into an agreement to resell the asset (or a substantially similar asset) at a fixed price on a future date (reverse repo or stock borrowing), the arrangement is accounted for as a loan, and the underlying asset is not recognized in the Grupo Aval’s financial statements.

Policy applicable until December 31, 2017

‘Loans and advances’ were non-derivative financial assets with fixed or determinable payments that were not quoted in an active market and that Grupo Aval did not intend to sell immediately or in the near term.

Loans and advances included:

•	Loans and advances to customers, those classified as loans and receivables;
•	Loans and advances to banks, those classified as loans and receivables;
•	Finance lease receivables.

Loans and receivables were measured at their amortized cost, calculated based on the effective interest rate method, less any impairment.

The effective interest rate method was a method of calculating the amortized cost of a financial asset and allocating the interest income or expense over the relevant period. The effective interest rate was the rate that discounts future cash payments or receipts (without consideration of future credit losses, over the expected life of the financial instrument) to the net carrying amount of the financial asset at initial recognition. In the process of calculating the effective interest rate, Grupo Aval estimated the cash flows considering the contractual terms including prepayment expectations of the financial instrument for portfolios with high prepayment levels, except for future credit losses and considering the initial fair value plus transaction costs and premiums granted, minus commissions and discounts received which form integral part of the effective rate.

2.11          Investment securities

Policy applicable starting January 1, 2018

The ‘investment securities’ line in the statement of financial position includes:

•

Debt investment securities measured at amortized cost (see 2.6(ii)); These are initially measured at fair value plus incremental direct transaction costs, and subsequently at their amortized cost using the effective interest method;

•	Debt and equity investment securities mandatorily measured at FVTPL (see 2.6(ii)); These are at fair value with changes recognized immediately in profit or loss;
•	Debt securities measured at FVOCI; and
•	Equity investment securities designated as at FVOCI.

For debt securities measured at FVOCI, gains and losses are recognized in OCI, except for the following, which are recognized in profit or loss in the same manner as for financial assets measured at amortized cost:

•	Interest revenue using the effective interest method;
•	ECL and reversals; and
•	Foreign exchange gains and losses.

When debt security measured at FVOCI is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity the Consolidated Statement of Income.

Grupo Aval elects to present in OCI changes in the fair value of certain investments in equity instruments that are not held for trading. The election is made on an instrument-by-instrument basis on initial recognition and is irrevocable.

Gains and losses on such equity instruments are never reclassified to profit or loss and no impairment is recognized in profit or loss. Dividends are recognized in profit or loss unless they clearly represent a recovery of part of the cost of the investment, in which case they are recognized in OCI. Cumulative gains and losses recognized in OCI are transferred to retained earnings upon disposal of an investment.

Policy applicable until December 31, 2017

a)	Initial measurement

Grupo Aval initially recognized loans and receivables, on the date on which they are originated. All other financial instruments (including regular-way purchases and sales of financial assets) were recognized on the trade date, which is the date on which Grupo Aval becomes a party to the contractual provisions of the instrument.

Financial assets that were not measured at fair value through profit or loss were initially measured at fair value plus any directly attributable transaction costs.

b)	Subsequent measurement

Subsequent to initial recognition, financial assets were measured as follows:

•	At fair value through profit or loss: were measured daily at their fair value with changes recognized in profit or loss.
•	Held-to-maturity investments: were measured at their amortized cost, calculated based on the effective interest rate method, less any impairment.
•	Available-for-sale:
•

Debt instruments were initially recognized at fair value. The effective interest rate method was used in order to calculate the amortized cost of the instrument to determine interest income that were recognized in the Consolidated Statement of Income. Any changes in fair value were recognized in Other Comprehensive Income (OCI). Impairment losses and foreign exchange gains and losses on available-for-sale debt instruments were excluded from the fair value gains and losses recognized in other comprehensive income and were recognized in profit or loss as incurred.

•

Available-for-sale equity instruments were recognized at fair value, with gains or losses recognized in other comprehensive income. Dividends received from such instruments were recognized in profit or loss when Grupo Aval become entitled to receive the payment and impairment losses were recognized in the Consolidated Statement of Income.

When available-for-sale financial assets were sold, the accumulated values in other comprehensive income were reclassified to the Consolidated Statement of Income. When available-for-sale financial assets were sold, the accumulated values in other comprehensive income are reclassified to the Consolidated Statement of Income.

2.12          Financial liabilities

A financial liability is any contractual liability of Grupo Aval to deliver cash or other financial asset to another entity or person, or to exchange financial assets or financial liabilities under potentially unfavorable conditions for Grupo Aval, or a contract which will be terminated or could be settled using equity instruments owned by the entity. Financial liabilities are initially recognized based on their fair value, which is usually equal to the transaction value less directly attributable costs. Subsequently, such financial liabilities are measured at their amortized cost according to the effective interest rate method determined at initial recognition and recognized in profit or loss.

2.13          Financial guarantees

Financial guarantees are those contracts requiring that the issuer carries out specific payments to reimburse the creditor for losses incurred when a specific debtor defaults its payment obligation, in accordance with the original or modified conditions, of a debt instrument; regardless of its legal form.

Financial guarantees issued or commitments to provide a loan at a below-market interest rate are initially measured at fair value. Subsequently, they are measured as follows:

•

Starting January 1, 2018: at the higher of the loss allowance determined in accordance with IFRS 9 (see 2.6 (vii)) and the amount initially recognized less, when appropriate, the cumulative amount of income recognized in accordance with the principles of IFRS 15; and

•

Until December 31, 2017: at the higher of the amount representing the initial fair value amortized over the life of the guarantee or the commitment and the present value of any expected payment to settle the liability when a payment under the contract has become probable.

Grupo Aval has issued no loan commitments that are measured at FVTPL.

The provisions established over financial guarantee agreements under IFRS 9, are recognized as liabilities under “Provisions – other provisions” and recognized in profit or loss, see note 2.6 ix “Presentation of allowance for ECL in the statement of financial position”.

2.14          Non-current assets held for sale

Foreclosed assets and non-current assets held for sale, which Grupo Aval intends to sell in a period of less than one year, and it is considered highly probable that their value will be recovered primarily through sale rather than through continuing use, are recognized as "non-current assets held for sale". These assets are measured at the lower of their carrying value at the time of transfer and fair value, less estimated disposal costs.

2.15          Property, plant and equipment for own use

Property, plant and equipment include the assets, owned or under financial leases held by Grupo Aval for current or future use and which expects to be used for more than one period.

They are recognized in the consolidated statement of financial position at their acquisition or construction cost, less the corresponding accumulated depreciation and, if applicable, the estimated impairment losses resulting from comparing the carrying amount of each asset with its recoverable value.

Depreciation is calculated by applying the straight-line method over the acquisition cost of the assets, less any residual value; land is not depreciated.

Depreciation is estimated on a straight-line basis during the estimated useful life of the asset. The annual depreciation rates for each item of assets are:

Asset	Useful Life
Own use buildings	According to appraisals without exceeding 70 years
Equipment, furniture and accessories	From 3 to 10 years
Machinery and equipment	From 5 to 25 years
Computer equipment	From 3 to 12 years
Vehicles	From 5 to 10 years
Bearer plants	From 25 to 35 years

Conservation and maintenance expense is recognized when incurred as “Administrative Expense”.

According to the changes in accounting policies discussed below, the biological assets that meet the definition of bearer plants are accounted for as property, plant and equipment.

A bearer plant is a live plant that meets the following requirements:

a)	It is used for the manufacturing or supply of agricultural products;
b)	It is expected to produce for more than one period; and
c)	It has a remote probability of being sold as an agricultural product, except for irregular sales related to thinning and trimming.

Bearer plants that are under the set-up and growing phase are subject to a biological transformation which are reflected through cost accumulation until they reach their maturity level. In the case of the African oil palm maturity is reached in the second year, while for rubber maturity is reached in the seventh year. After reaching their maturity bearer plants are considered developed and the future economic benefits arise from the sale of the fruit produced during the life of the plant.

Bearer plants are measured at their cost less accumulated depreciation and any impairment losses. The useful life is equal to the plants´ production periods. The useful life of the rubber plant is 35 years while the useful life of the African oil palm is 25 years. The depreciation method used is the estimated production units as it accurately reflects the use of the assets. If the bearer plant is sold for timber at the end of the useful life the value received is considered the residual value of the asset.

2.16          Investment properties

Land and buildings, considered in whole or in part, that are held to earn rental income or for capital appreciation, rather than for own use or sale in the ordinary course of business. Investment properties are recognized initially at cost, including all costs associated with the transaction, and subsequently measured at fair value, with changes in fair value recognized in profit or loss.

2.17          Leases – Lessor accounting

Leases are classified as a financial or operating lease. A lease is classified as a financial lease when it substantially transfers all the risks and rewards inherent to the property. A lease is classified as operating if it does not substantially transfer all the risks and rewards inherent to the property. Lease contracts classified as financial leases are included in the consolidated statement of financial position as “Loans” and are recognized in the same way as other loans, as explained in note 2.6 and note 2.10 above. Lease contracts classified as operating lease continue to be classified as property, plant and equipment or investment property in Grupo Aval and are recognized and depreciated in the same manner as property and equipment of its own use. Revenues from payments are recognized in profit or loss of the period using the straight-line accrual method.

2.18          Leases - Lessee accounting

Up on initial recognition, leases are classified as financial or operating leases, in the same way as described above.

Lease agreements classified as financial leases are included in the consolidated statement of financial position as property, plant and equipment or as investment properties, in accordance with the intention of Grupo Aval in relation to the asset and are initially recognized in assets and in liabilities simultaneously for an amount equal to the lesser of the fair value of the leased asset or the present value of the minimum lease payments. The present value of the minimum lease payments is established by using the implicit interest rate in the lease contract, or if such rate is not determinable, the average interest rate of the bonds placed by Grupo Aval in the market. Any initial direct cost of the lessee is added to the recognized asset amount.

After initial recognition, these assets are accounted for in the same manner as other property, plant and equipment or investment properties. The value recognized as a liability is included as a financial liability.

Payments under lease contracts classified as operating are recognized on a straight-line basis in profit or loss over the lease term. Incentives received from leasing are recognized as an integral part of the total lease payments during its term.

On January 1, 2019, Grupo Aval will adopt the IFRS 16 standard that significantly changes the lessee accounting. See note 2.33 for further details.

2.19          Biological assets

Biological assets, including those growing in the bearer plants, are recognized both at the time of their initial recognition and at the end of reporting period at fair value less disposal cost, except for biological assets for which their fair value cannot be measured reliably; in such case they are measured at cost less accumulated depreciation and impairment loss. Gains and losses arising from the initial and subsequent recognition at fair value of the agricultural products are included in the Consolidated Statement of Income. Costs incurred in the agricultural production process are also recognized directly in the Consolidated Statement of Income.

Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. The expected cash flows of the crop’s total life are determined by using the market price of the agricultural product currently in effect and the estimated productive life of plants, net of maintenance and harvest costs and of any other costs required for plant maintenance during the production period. Productive life of plants is estimated considering the age, location and type of product. Fair value of the biological assets is dependent on current market prices for each product.

2.20          Business combinations and goodwill

Business combinations are accounted for by using the “acquisition method” when control is transferred to the controlling entity. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. If there is non-controlling interests arise during the acquisition of control of the entity, such non-controlling interests is recognized at either fair value or at the proportionate interest in the recognized amount of the identifiable net assets of the acquiree. This election is decided in each transaction.

Goodwill is measured as the excess of the aggregate of consideration transferred, over the amount of any interest previously acquired and the net of identifiable assets and liabilities assumed at acquisition date. Goodwill acquired in a business combination is assigned to each of the groups of cash-generating units from which a benefit is expected as a consequence of the acquisition. Goodwill is not subsequently amortized but is subject to an annual assessment of impairment of the cash-generating unit to which goodwill has been assigned, from which benefits are expected deriving from the synergies of business combinations.

A loss due to impairment recognized on Goodwill cannot be reversed in subsequent periods. In addition, statement of income of the acquiree is included in Grupo Aval´s consolidated financial statements from the acquisition date.

2.21          Other intangibles assets

Other intangible assets mainly comprise software and licenses, which are initially measured at the cost of acquisition or cost of development. Costs incurred during the research phase are expensed as incurred.

Development expenses which are directly attributable to design and performance tests of software and identifiable, unique and controlled by Grupo Aval are recognized as intangible assets, when the following conditions are met:

•	Technically, it is possible to complete the intangible asset production, so it can be available for use;
•	Management intends to complete the corresponding intangible asset for use;
•	Grupo Aval has the capacity of using the intangible asset;
•	It is probable that future economic benefits that are attributable to the asset will flow to the entity;
•	There is availability of adequate technical or financial resources or other type, for completion and usage of the intangible asset; and
•	Costs attributable to intangible asset during its development phase can be estimated and measured in a reliable manner.

Costs that are directly attributable and capitalized as part of intangible assets include personnel expense directly related to developing such programs and an adequate percent of overhead expense.

Expenses that do not satisfy these criteria are recognized as incurred expenses. Disbursements over intangible assets are initially recognized as expenses of the period and they will not be subsequently recognized as intangible assets.

Subsequent to their initial recognition, these assets are measured at cost less amortization, which is carried out during its estimated useful life as follows: software amortization is recognized on a straight-line basis, according to the estimated useful lives. At the end of each fiscal year, Grupo Aval analyzes if there is evidence based on each CGU (Cash Generating Unit), both external and internal, indicating that the intangible asset is impaired. Any loss due to subsequent impairment or reversals are recognized in the Consolidated Statement of Income; such impairment is determined by the excess of carrying amount over recoverable value.

2.22          Concession arrangements rights

Concession contracts, between certain subsidiaries of Grupo Aval and the Colombian Government and other entities for the construction or maintenance of infrastructure during a specific period, in which those entities receive income during the life of the contract, whether through direct payments from the Government or through tolls or fees charged to the users, are recognized as financial assets or intangible assets.

A financial asset is recognized when pursuant to the contractual conditions, the contractor is entitled to an unconditional contractual right of receiving from the grantor entity or from the Colombian Government, cash or other financial assets due to construction services or when the Government guarantees minimum income from tolls or fees charged to the users of the concession work during the term of the concession agreement. An intangible asset is recognized when the Grupo Aval subsidiary in the concession contract does not have an unconditional right to receive cash and it has a right to charge for the use of the concession infrastructure. In some cases, contracts can contain both financial and intangible assets.

Concession arrangements are recognized as follows:

(a)

During the construction stage of assets under concession, all estimated income for construction and upgrade services and costs associated to construction are recognized in the Consolidated Statement of Income based on the stage of completion of the work performed. Any additional expected loss is recognized as an expense.

(b)

If all or part the concession agreement is classified as a financial asset, it is recognized within other accounts receivable, net line item in the consolidated statement of financial position, initially at fair value and subsequently at amortized cost, with the exception of concession agreements in Promigas’ subsidiaries which due to the condition of the contracts, are measured as mandatory FVTPL.

(c)

If all or part the concession agreement is classified as an intangible asset, the considerations for providing construction or upgrade services are measured at fair value on initial recognition with reference to the fair value of the services provided. The fair value is the cost of the intangible assets which is subsequently amortized to profit or loss during the term of the contract. Any income received as tolls or fees before completion of the construction stage is deferred and amortized, to profit or loss during the term of the contract, starting on the date in which the asset is placed into use. Income received from tolls or fees upon construction completion and available for public service is recognized as income when effectively received.

2.23          Impairment of non-financial assets

At each reporting date, Grupo Aval reviews the carrying amounts of its non-financial assets (other than investment properties and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Goodwill is tested annually for impairment. For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that is largely independent of the cash inflows of other assets or Cash Generating Units (CGU). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The ‘recoverable amount’ of an asset or CGU is the greater of its value in use and its fair value less costs to sell. ‘Value in use’ is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Grupo Aval´s corporate assets do not generate separate cash inflows and are used by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGUs to which the corporate assets are allocated.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss of goodwill cannot be reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

2.24          Employee Benefits

Grupo Aval entities provide the following benefits to employees in exchange of services rendered to the Grupo Aval:

a)	Short-term employee benefits

Pursuant to Colombian labor rules, such benefits are comprised of salaries, premiums, vacations, severance payments and payroll tax contributions to the Colombian Government agencies which are paid within 12 months following the end of the period. Such benefits are recognized on an accrual basis and recognized in profit or loss.

b)	Post-employment benefits (defined benefit plans)

These are benefits that Grupo Aval pays to its employees when they retire or upon completion of their employment period, other than indemnities. According to Colombian labor rules, such benefits are retirement pensions which are directly assumed by Grupo Aval’s entities, pending severance payments to employees belonging to the labor regime prior to Law 50 1990 and certain extra-legal benefits or agreed in collective labor conventions.

Post-employment benefits liabilities are determined based on present value of estimated future payments, calculated based on actuarial assessments based on the projected unit of credit method, and applying actuarial assumptions about mortality rate, increase of salaries and personnel turnover, and interest rates determined with reference to bond market returns of Colombian Government’ bonds or high-quality business liabilities in effect at the reporting date. Under the projected unit of credit method, future benefits to be paid to employees are assigned to each accounting period in which the employee renders the service. Therefore, the corresponding expense due to these benefits recognized in profit or loss of Grupo Aval includes the present service cost assigned in the actuarial calculation plus the financial cost of calculated liabilities. Changes in liabilities due to changes in actuarial assumptions are recognized in Other Comprehensive Income.

Changes in actuarial liabilities due to changes in employment benefits granted to employees that have a retroactive effect are recognized as an expense in the earlier of the following dates:

•	When a modification of the granted employment benefits takes place, or
•	When provisions for restructuring costs are recognized by a subsidiary or a business of Grupo Aval.
c)	Other long-term employee benefits

Long term benefits are different from employee short-term benefits, post-employment benefits and termination. In accordance with the collective conventions and regulations of each company of Grupo Aval, such benefits are mainly related to seniority bonuses.

Long-term liabilities for employee benefits are determined in the same manner as post-employment benefits described in item (b) above; the only difference is that the changes in the actuarial liability due to changes in the actuarial assumptions are recognized in profit or loss.

d)	Termination benefits

These benefits are payments carried out by Grupo Aval entities deriving from a unilateral decision of terminating a labor contract or by a decision of the employee to accept benefits offered by an entity in exchange for terminating the employment contract. Pursuant to Colombian law, such payments correspond to compensation and other benefits that entities unilaterally decide to grant to their employees under such circumstances.

Termination benefits are recognized as a liability or in profit or loss at the earlier of the following dates:

•	When Grupo Aval formally informs to the employee about its decision of dismissal; or
•	When provisions for restructuring costs are recognized by a subsidiary or business of Grupo Aval.

2.25          Income taxes

Income tax expense includes both current and deferred tax. Tax expense is recognized in profit or loss except for items recognized in Other Comprehensive Income or directly in equity.

The current income tax is calculated based on the tax laws in force (enacted or substantively enacted) in Colombia as of the reporting date of the consolidated financial statements or, in the country where subsidiaries of Grupo Aval are located and subject to tax payment. Management of each entity of Grupo Aval periodically assesses tax return positions with respect to situations where the applicable tax regulation is subject to interpretation and establishes provisions, when appropriate, on the basis of amounts expected to be paid to tax authorities.

Deferred taxes are recognized in respect of temporary differences arising between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Deferred taxes are not recognized for: temporary differences on the initial recognition of goodwill; temporary differences on the initial recognition of an asset or liability in a transaction that is not business combination and that affects neither accounting or taxable profit or loss and temporary differences related to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. Deferred tax is measured using the tax rates that are expected to be applied to the temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred taxes assets are only recognized to the extent it is probable that future taxable income is expected to be available to offset temporary differences.

Deferred tax liabilities arise from taxable temporary differences, except for the deferred tax liabilities on investments in subsidiaries, when the opportunity of reversal of temporary differences is controlled by Grupo Aval and it is not reversed in the near future. Generally, Grupo Aval has the ability to control the temporary differences of investments in associates.

Current taxes are offset only when the entity has a legally enforceable right to offset and the entity intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Deferred taxes are offset when  the entity has a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities are related to income taxes levied by the same tax authority over the same taxable entity or over different entities but these entities have an intention to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously for each period in which these differences reverse.

In determining the amount of current and deferred taxes, Grupo Aval considers the impact of uncertain tax exposures on current tax liabilities, including whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes Grupo Aval to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities would impact tax expense in the period in which such a determination is made.

2.26          Non-Income taxes (levies)

Levies are recognized as liabilities when Grupo Aval has accomplished the activities on which taxes must be paid, according to legislation in effect.

A wealth tax was created by the Colombian Congress in late 2014, which is calculated based on the equity of companies in Colombia, determined under tax rules as of January 1, 2014, for every year from 2015 through 2017 on January 1, and is recognized on an annual basis as a liability when incurred and charged to profit or loss.

2.27          Provisions

Provisions for environmental dismantling and recovery, restructuring costs and legal claims are recognized when Grupo Aval has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of economic benefits will be required to settle the obligation. Restructuring provisions include penalties due to cancelation of leases and employee dismissal payments.

Provisions are measured at the present value of outflows expected to be necessary to settle the obligation, using a discount rate before taxes, reflecting the assessments of the time value of money of the current market as well as the specific risks of the obligation. The subsequent increase of the provision due to the unwinding of the discount rate is recognized as “other expenses”.

2.28          Non-voting rights of preferred shares

Preferred shares represent partial ownership and do not provide shareholders with any of the voting rights of common shares. Grupo Aval has classified as an equity instrument all the non-voting preferred shares.  See note 25 controlling interest equity.

2.29          Revenues

• Net interest income

Policy applicable from January 1, 2018

(i)   Effective interest rate

Interest income and expense are recognized in the Consolidated Statement of Income using the effective interest method. The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

•	The gross carrying amount of the financial asset; or
•	The amortized cost of the financial liability.

When calculating the effective interest rate for financial instruments other than credit-impaired assets, Grupo Aval estimates future cash flows considering all contractual terms of the financial instrument, but not expected credit losses. For credit-impaired financial assets, a credit-adjusted effective interest rate is calculated using estimated future cash flows including expected credit losses.

The calculation of the effective interest rate includes transaction costs and fees and points paid or received that are an integral part of the effective interest rate. Transaction costs include incremental costs that are directly attributable to the acquisition or issue of a financial asset or financial liability.

(ii)   Amortized cost and gross carrying amount

The ‘amortized cost’ of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured on initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any expected credit loss allowance (or impairment allowance until December 31, 2017).

The ‘gross carrying amount’ of a financial asset is the amortized cost of a financial asset before adjusting for any expected credit loss allowance.

(iii)   Calculation of interest income and expense

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.

However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

For financial assets that were credit-impaired on initial recognition, interest income is calculated by applying the credit-adjusted effective interest rate to the amortized cost of the asset. The calculation of interest income does not revert to a gross basis, even if the credit risk of the asset improves.

For information on when financial assets are credit-impaired, see Note 4(4.1.5 Definition of Default).

(iv)   Presentation

Interest income and expense presented in the Consolidated Statement of Income and OCI include:

•	Interest on financial assets and financial liabilities measured at amortized cost calculated on an effective interest basis (see (i) above);
•	Interest on debt instruments measured at FVOCI calculated on an effective interest basis (see (i) above);

Interest income and expense on all trading assets and liabilities are considered to be incidental to Grupo Aval’s trading operations and are presented together with all other changes in the fair value of trading assets and liabilities in “net trading income”.

Interest income and expense on other financial assets and financial liabilities mandatory at FVTPL are presented in “Net trading income”.

Policy applicable until December 31, 2017

Interest income and expense were recognized in profit or loss using the effective interest rate method. The ‘effective interest rate’ was the rate that discounts the estimated future cash payments and receipts through the expected life of the financial asset or financial liability (or, where appropriate, a shorter period) to the carrying amount of the financial asset or financial liability. When calculating the effective interest rate, Grupo Aval estimated future cash flows considering all contractual terms of the financial instrument, but not future credit losses.

The calculation of the effective interest rate included transaction costs and fees and points paid or received that were an integral part of the effective interest rate. Transaction costs included incremental costs that were directly attributable to the acquisition or issuance of a financial asset or financial liability.

Interest income and expense presented in the Consolidated Statement of Income:

(i)	Interest on financial assets and financial liabilities measured at amortized cost calculated using the effective interest method;
(ii)	Interest on available-for-sale debt securities calculated using the effective interest rate method;

Interest income and expense on all trading assets and liabilities were considered to be incidental to Grupo Aval’s trading operations and were presented together with all other changes in the fair value of trading assets and liabilities in net trading income (Note 29).

Fair value changes on other derivatives held for risk management purposes, and other financial assets and financial liabilities carried at fair value through profit or loss (FVTPL), were presented in net income from other financial instruments at FVTPL in the statement of profit or loss and OCI.

•	Net trading income

‘Net trading income’ comprises net gains or losses related to held for trading assets and liabilities, and includes all realized and unrealized fair value changes, interest, dividends and foreign exchange differences.

Revenue from contracts with customers (other than interest income) policy applicable from January 1, 2018

IFRS 15 establishes a comprehensive framework to determine how much and when income is recognized, it replaced IAS 18, IAS 11 and other policies related to its interpretations, IFRIC 13, IFRIC 18 and SIC‑31.

•	Contract assets

A contract asset is Grupo Aval’s right to consideration in exchange for goods or services that Grupo Aval has transferred to a customer when that right is conditional on something other than the passage of time (for example, invoicing or delivery of other elements of the contracts).

Contract costs eligible for capitalization as incremental costs of obtaining a contract are recognized as a contract asset. Contract costs are capitalized when are incurred if Grupo Aval expects to recover those costs. Contract contracts are amortized on a systematic basis that is consistent with the transfer to the customer of the services when the related revenues are recognized. Contract costs capitalized are impaired if the customer is retired or if the asset’s carrying amount exceeds projected discounted cash flows relating to the contract.

•	Contract liabilities

Contract liabilities comprise Grupo Aval’s obligation to transfer goods or services to a customer for which Grupo Aval has received consideration from the end customer or the amount is due.  Additionally, it includes deferred income relating to goods or services that will be delivered in the future, which are charged to a customer in advance but not yet due.

•	Steps for revenue recognition

Grupo Aval recognizes revenue from contracts with customers based on a five step model as set out in IFRS 15:

•

Step 1. Identify contract(s) with a customer: A contract is defined as an agreement between two or more parties that creates enforceable rights and obligations and sets out the criteria for every contract that must be met. Contracts can be written, oral or implied by an entity’s customary business practices.

•	Step 2. Identify performance obligations in the contract: A performance obligation is a promise in a contract with a customer to transfer a good or service to the customer.
•

Step 3. Determine the transaction price: The transaction price is the amount of consideration to which Grupo Aval expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

•

Step 4. Allocate the transaction price to the performance obligations in the contract: For a contract that has more than one performance obligation, Grupo Aval allocates the transaction price to each performance obligation in an amount that depicts the amount of consideration to which Grupo Aval expects to be entitled in exchange for satisfying each performance obligation.

•	Step 5. Recognize revenue when (or as) Grupo Aval satisfies a performance obligation.

Grupo Aval satisfies a performance obligation and recognizes revenue over time, if one of the following criteria is met:

a)	Grupo Aval performance does not create an asset with an alternate use to Grupo Aval, and Grupo Aval has as an enforceable right to payment for performance completed to date.
b)	Grupo Aval performance creates or enhances an asset that the customer controls as the asset is created or enhanced.
c)	The customer simultaneously receives and realizes the benefits provided by Grupo Aval.

For performance obligations where one of the above conditions are not met, revenue is recognized at the point in time at which the performance obligation is satisfied.

When Grupo Aval satisfies a performance obligation by delivering the promised goods or services it creates a contract asset on the amount of consideration earned by the performance. Where the amount of consideration received from a customer exceeds the amount of revenue recognized this gives rise to a contract liability.

Revenue is measured based on consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. Grupo Aval recognizes revenue when it transfers control over a good or service to a customer. Revenue is presented net of value added tax (VAT), rebates and discounts and after eliminating intra-group sales.

Grupo Aval assesses its revenue arrangements to determine if it is acting as principal or agent.

Revenue is recognized to the extent it is probable that the economic benefits will flow to Grupo Aval and the revenue and costs, if applicable, can be measured reliably.

The following is a description of principal activities from which Grupo Aval generates revenue from contracts with customers:

(i)   Banking (Financial Services)

Grupo Aval often enter into contracts that cover a number of different services. Such contracts might contain components within, and components outside, the scope of IFRS 15. Therefore, Grupo Aval only applies the guidance in IFRS 15 where it has contracts that are all or partly outside the scope of IFRS 9.

Main revenue streams earned by the banks from contracts with customers are the following:

•	Credit cards: Interchange fees, Annual-quarterly-monthly fees, Loyalty schemes

There are contracts that create enforceable rights and obligations between the Bank and the cardholders or merchants under which the bank will provide services, sometimes in exchange for annual and other fees. The following are some of the services that might exist in a contract with a cardholder:

•	Issuance of loyalty points (which are options to acquire goods/services for free or at a discount in the future), usually based on the monetary volume of card transactions;
•	Payment processing service;
•	Insurance where the bank is not the insurer;
•	Fraud protection; and
•	Processing of certain transactions, such as purchases in a foreign currency and cash withdrawals.

The transaction price is allocated to each performance obligation based on the relative stand-alone selling prices of the goods or services being provided to the customer. The allocation of the transaction price to each of the separate performance obligations will not necessarily be required where there is more than one performance obligation but the performance obligations are all satisfied at the same time or evenly over the period.

Performance obligations are fulfilled over time, taking into account that customers receive benefits as time goes on. Because the entity's efforts or resources are expended evenly throughout the performance period, income is recognized on a linear basis during the period defined under the credit card conditions. The costs of plastic or security elements are capitalized as contract signing costs.

In connection with the credit and debit card purchase commissions of the Grupo Aval, customers receive benefits every time they make purchases. In this context, income is recognized periodically (daily or monthly) on the basis of the amounts traded. Income that would be deferred by the valuation of the points granted to the cardholders will be extracted from the total amount of commissions recorded periodically. See section (vi) Customer Loyalty Program below.

• Commissions:

Banks receive insurance commissions for introducing new clients to third party insurers, where the bank does not underwrite the insurance policy itself. These commissions are usually paid periodically (for example, monthly) to banks based on the volume of new policies (and/or renewal of existing policies) originating from clients introduced by the bank. The transaction price might include an element of consideration that is variable or contingent on the outcome of future events, such as policy cancellations, which is estimated and included in the transaction price based on the most likely amount and it is included in the transaction price only when it is highly probable that the resolution of the uncertainty will not result in a significant reversal of revenue.

Performance obligations are fulfilled over time, taking into account that customers (insurers) receive benefits as time goes on. Where the commission calculation is made on a monthly basis or in a lower period, the total amount of the commission is recognized in the results when its determination is made. If the settlement of commissions is defined in periods higher than a monthly basis, the expected income to recognize revenues is estimated as time goes on.

Loan commitment fees are within the scope of IFRS 15 where it is unlikely that a specific lending arrangement will be entered into and the loan commitment is not measured at FVTPL. Loan syndication fees received by a bank that arranges a loan and retains no part of the loan package for itself (or retains a part at the same Effective Interest Rate “EIR” for comparable risk as other participants) are within the scope of IFRS 15.

Income from performance obligations to provide such services, which are met at a point in time, are recognized when the particular event defined in the contracts occurs (e.g., approval of the syndicated loan). The obligations met over time are recognized during the period of the commitment; if they are received in advance, they are deferred for their periodic amortization; or if they are received upon expiration, they are estimated periodically.

• Savings and current accounts: Account and transaction fees

Savings and current accounts contracts usually allow customers to access a variety of services, which include processing of wire transfers, use of ATMs for cash withdrawals, the issuance of debit cards, and provision of account statements; sometimes, they might also include other benefits. Fees are charged on a periodically basis and give the customer access to banking services and additional benefits.

The performance obligations are fulfilled over time, taking into account that customers receive benefits as time goes on. As a result, the banks recognize the fees from providing services in the accounting period in which the services are rendered.

• Investment banking: Underwriting fees and Advisory fees

Advisory contracts with customers are not standardized. These contracts might be with different promises made to the customer, and they often include variable consideration including contingent fees that are only payable on meeting agreed milestones.

Income from performance obligations to provide such services, which are met at a point in time, are recognized when the particular event defined in the contracts occurs. The obligations met over time are recognized considering the method of milestones achieved (as there is usually only one milestone that considers the delivery of results, income is recognized at a single moment when the final delivery is made.)

(ii)   Asset management

Asset management revenues consist of base management fees, advisory fees, incentive distributions and performance-based incentive fees and profit-sharing arrangements which arise from the rendering of services.

Revenues from base management fees, advisory fees incentive distributions, performance-based incentive fees and profit-sharing arrangements are recorded based on the amount that would be due under the formulas established by the contracts.

If the amount that the asset manager expects to be entitled to is variable, the variable consideration included in the transaction price is limited to the amount for which it is ‘highly probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty is resolved. In making this assessment, Grupo Aval considers both the likelihood and the magnitude of the revenue reversal. Factors that could increase the likelihood or the magnitude of a revenue reversal include, but are not limited to, (i) the amount of consideration is highly susceptible to factors outside the entity’s influence, (ii) the uncertainty about the amount of consideration is not expected to be resolved for a long period of time, and (iii) the contract has a large number and broad range of possible consideration amounts.

Management fees are often based on net assets under management, while performance fees are usually based on profits generated from the underlying investments held by the funds subject to certain thresholds.

The contractual measurement period for performance fees for traditional fund managers is often the end of the month, the quarter or the year, and in some rare cases longer. In some cases, the performance fees will be constrained until this contractual measurement period is completed. This means that the revenue will generally not be recognized in full in the interim periods. However, management will need to determine if there is a portion (a minimum amount) of the variable consideration that should be recognized prior to the end of the contractual measurement period. The full amount of the fee will likely be recognized as of the end of the contractual measurement period when the asset manager becomes entitled to an amount that is fixed. In certain cases, the full amount of the fee will be recognized upon a redemption because the amount becomes fixed at that time and is no longer subject to reversal.

(iii)   Construction and operation services (Concessions)

In Concession agreements, Grupo Aval determines that its performance obligations (Construction, operation and maintenance) are satisfied over time and measure its progress toward completion to determine the timing of revenue recognition using a method that depicts the transfer of the goods or services to the customer. Grupo Aval considers the nature of the product or services provided and the terms of the contract, such as termination rights, the rights to demand or retain payments, and the legal title to work in process in determining the best input or output method for measuring progress toward satisfaction of a performance obligation.

Grupo Aval applies a single method to measure progress for each performance obligation within a contract. The method can be either an input method (cost incurred, labor hours) or output method (units produced, milestones reached).

Estimations of revenues, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in profit or loss in the period in which the circumstances that give rise to the revision become known by management.

(iv)   Power and utilities

Contracts between a customer and a utility for the purchase, delivery, and sale of electricity or gas, establish the rates and terms of service. Grupo Aval determined that its obligation to sell electricity or gas represents a single performance obligation that is satisfied over time (that is, the sale of electricity or gas over the term of the agreement represents a series of distinct goods that are substantially the same and that have the same pattern of transfer to the customer).

Some contracts include multiple deliverables, such as the installation of connections or repairs, which are accounted as a separate performance obligation. The transaction price is allocated to each performance obligation based on the stand-alone selling price (regulated rates). If contracts include the installation of goods, revenue for the goods is recognized at the point in time when goods are delivered, the ownership has been transferred and the customer has accepted the goods.

(v)   Logistic activities

The transport and logistics companies offer multiple products or services to their customers as part of a single agreement. Separate performance obligations are identified in an agreement based on the terms of the contract and Grupo Aval's usual business practices.

Revenue recognition criteria generally apply separately to each performance obligation. In certain circumstances, it may be necessary to separate a transaction into identifiable components to reflect the content of the transaction. It may be necessary to group two or more transactions when they are linked in such a way that the commercial effect cannot be understood without reference to the series of transactions as a whole.

The transaction price is assigned to performance obligations separately in a contract based on the relative independent selling price of each separate performance obligation.

(vi)   Customer loyalty program

Financial entities and hotels of Grupo Aval manage several loyalty programs in which the customers accumulate points for their purchases, entitling them to redeem such points for prizes in accordance with the policies and the prize plan in force as of the redemption date. Reward points are recognized as an identifiable component separate from income for the service rendered, at their fair value. Income from loyalty programs is deferred and recognized in profit or loss until the entity has fulfilled its obligations to supply the products under the terms of the program or when it is no longer probable that the points under the program will be redeemed.

Grupo Aval is the principal in a customer loyalty program if it obtains control of the goods or services of another party in advance of transferring control of those goods or services to a customer. Grupo Aval is an agent if its performance obligation is to arrange for another party to provide the goods or services.

(vii)  Agricultural produce

Grupo Aval sells agricultural products. Sales are recognized when control of the products has been transferred, being when the products are delivered to the wholesaler, the wholesaler has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation. Delivery occurs when the products have been shipped to the specific location, the risks of obsolescence and loss have been transferred to the wholesaler, and either the wholesaler has accepted the products in accordance with the sales contract, the acceptance provisions have lapsed, or Grupo Aval has objective evidence that all criteria for acceptance have been satisfied.

Revenue from these sales is recognized based on the price specified in the contract, net of discounts. Accumulated experience is used to estimate and provide for the discounts, using the most likely amount, and revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. No element of financing is deemed present as the sales are made with a credit term lower than 3 months, which is consistent with market practice. A receivable is recognized when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

Therefore, a contract liability (refund liability) and a right to the returned goods (included in other assets) are recognized for the products expected to be returned. Accumulated experience is used to estimate such returns at the time of sale at a portfolio level (expected value method). Because the number of products returned has been steady for years, it is highly probable that a significant reversal in the cumulative revenue recognized will not occur. The validity of this assumption and the estimated amount of returns are reassessed at each reporting date.

(viii)  Hotel Services

Revenue is derived from the following sources:

i)

Management fees – earned from hotels managed by Grupo Aval, usually under long-term contracts with the hotel owner. Management fees include a base fee, generally a percentage of hotel revenue, which is recognized when earned in accordance with the terms of the contract and an incentive fee, generally based on the hotel’s profitability or cash flows and recognized when the related performance criteria are met under the terms of the contract.

ii)	Owned and leased – primarily derived from hotel operations, including the guests accommodation and sales of food and beverage from owned and leased hotels operated under Grupo Aval brand names.

Revenue is recognized at the point when the goods are sold or services are rendered.

(ix)  Financing components

Grupo Aval adjusts transaction prices for the time value of money for contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year.

2.30          Earnings per share

Earning per share is calculated as net income for the period attributable to Grupo Aval’s shareholders divided by the weighted average number of common and preferred shares outstanding during the period. Diluted earnings per share are determined in the same way, on the basis of net income, but the weighted average number of shares outstanding is adjusted to account for the potential dilutive effect of stock options. Grupo Aval does not have financial instruments with potential dilutive effects. As a consequence, only basic earnings per share are disclosed in these financial statements.

2.31          Operating segments

An operating segment is a component of an entity which:

a)	Engages in business activities from which it can earn revenue and incur expenses (including revenue and expenses from transactions with other components of the same entity);
b)	Has operating profit or losses which are regularly reviewed by the chief operating decision maker, who decides on the resources allocation to the segment and assesses its performance; and
c)	Has discrete financial information is available.

Management evaluates regularly the performance for each segment; Grupo Aval discloses information separately for each identified operating segment, meeting any of the following quantitative thresholds:

a)

The segment´s reported revenue from the ordinary activities, including revenue from external customers as well as revenue from intersegment transfers, is equal or greater than 10 per cent of the revenue of combined ordinary activities, internal and external, of all operating segments.

b)

The absolute amount of the segment´s reported net income is, in absolute terms, equal or greater than 10 per cent of the amount greater of: (i) the combined reported net income of all the segments not reporting a loss; and (ii) the reported combined loss of all segments of the operations with incurred losses.

c)	The segment´s assets are equal to or greater than 10 percent of the combined assets of all segments of the operation.

The information regarding other activities of the business of operating segments that do not have to be reported is combined and disclosed within the category of “Others.”

2.32          Changes in presentation

For comparative purposes and after the application of IFRS 9, Grupo Aval changed the presentation on financial instruments of consolidated statement of financial position reported as of December 31, 2017. The following table shows the changes:

	Presentation			As reported in
	as of			comparative
Original presentation	December 31, 2017		New presentation	figures
Held-for-trading:
Debt securities	Ps.	2,650,536	Trading assets
Equity securities		2,149,160	Trading assets
		4,799,696	Trading assets
Derivative instruments		328,392	Trading assets
Total held-for-trading	Ps.	5,128,088	Trading assets
Total trading assets				Ps.	5,128,088
Available-for-sale financial assets:
Debt securities	Ps.	17,790,127	Investment securities
Equity securities		824,033	Investment securities
Total available-for-sale financial assets	Ps.	18,614,160	Investment securities
Held-to-maturity investments	Ps.	2,899,039	Investment securities
Total investment securities				Ps.	21,513,199
Loans and receivables:			Loans
Commercial		99,428,894	Commercial
Consumer		50,382,895	Consumer
Mortgages		16,151,299	Mortgages
Microcredit		409,688	Microcredit
Allowance for impairment losses		(5,618,481)	Allowance for impairment losses
		160,754,295	Total loans
Total loans				Ps.	160,754,295
Other financial assets at fair value through profit or loss		2,282,611	Other accounts receivable, net (1)
Other accounts receivable, net		4,239,272	Other accounts receivable, net (1)
Total other accounts receivable, net (1)				Ps.	6,521,883
Hedging derivatives	Ps.	55,261	Hedging derivatives assets	Ps.	55,261

	Presentation			As reported in
	as of			comparative
Original presentation	December 31, 2017		New presentation	figures
Financial liabilities held for trading			Trading liabilities
Derivative instruments	Ps.	298,665	Trading liabilities	Ps.	298,665

Hedging derivatives		13,464	Hedging derivatives liabilities		13,464

For comparative purposes Grupo Aval changed the presentation of the revenue from contracts with customers within the consolidated statement of income reported as of December 31, 2017 and 2016, the following table shows the changes:

For the period 2017

	Presentation as of		Change in		As reported in
	December 31, 2017		presentation		comparative figures
Income from sales of goods and services	Ps.	—	Ps.	5,792,850	Ps.	5,792,850
Costs and expenses of sales goods and services		—		(5,035,827)		(5,035,827)
Net income from sales goods and services		—		757,023		757,023

Other income		1,908,768		(757,023)		1,151,745

For the period 2016

	Presentation as of			Change in	As reported in
	December 31, 2016			presentation	comparative figures
Income from sales of goods and services	Ps.	—	Ps.	6,654,623	Ps.	6,654,623
Costs and expenses of sales goods and services		—		(5,725,328)		(5,725,328)
Net income from sales goods and services		—		929,295		929,295

Other income		2,605,401		(929,295)		1,676,106

2.33          New and Amended IFRS

Below is a list of the new and amended standards that have been issued by the IASB and are effective for annual periods starting on or after January 1, 2019. Grupo Aval has not early adopted the new standards in preparing these consolidated financial statements. Management is in the process of assessing the potential impact of these pronouncements on Grupo Aval consolidated financial statements as further explained below:

Standards issued but not yet effective

A.          IFRS 16 Leases

Grupo Aval is required to adopt IFRS 16 Leases starting January 1, 2019. Grupo Aval estimated the estimated the impact that the initial application of IFRS 16 will have on its consolidated financial statements, as described below, but the actual impact of adopting the standard on January 1, 2019 may change because:

•	Grupo Aval has not finalized the testing and assessment of controls over its new IT systems; and
•	the new accounting policies are subject to change until Grupo Aval presents its first financial statements that include the date of initial application.

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the current standard; this means that lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC‑15 Operating Leases – Incentives and SIC‑27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

Grupo Aval has completed an initial assessment of the potential impact on its consolidated financial statements but has not yet completed its detailed assessment. The actual impact of applying IFRS 16 on the financial statements in the period of initial application will depend on future economic conditions, the development of Grupo Aval’s lease portfolio, Grupo Aval’s assessment of whether it will exercise any lease renewal options and the extent to which Grupo Aval chooses to use practical expedients and recognition exemptions.

Grupo Aval will recognize new assets and liabilities for its operating leases. The nature of expenses related to these leases will now change because IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right of use assets and interest expense on lease liabilities.

Previously, Grupo Aval recognized operating lease expense on a straight-line basis over the term of the lease.

Grupo Aval expects to recognize right-of-use assets of approximately Ps. 2,098,731 as of January 1, 2019; lease liabilities of approximately Ps. 2,138,990; and deferred tax assets of approximately Ps. 644,541 and liabilities of approximately Ps. 633,632. These impacts could generate a decrease in retained earnings as of January 1, 2019 of approximately Ps. 29,350.

No significant impact is expected for Grupo Aval’s finance leases. However, some additional disclosures will be required next year.

Grupo Aval plans to apply IFRS 16 on January 1, 2019, using a modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings at  January 1, 2019, with no restatement of comparative information.

Grupo Aval plans to apply the practical expedient to the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.

B.          Other Standards

Effective for
Annual Periods
New or Amended Standard	Title of the Standard	Beginning on or After
Forthcoming requirements.
IFRS 16	Leases	January 1, 2019
IFRIC 23	Uncertainty over Tax Treatments	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures	January 1, 2019
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement	January 1, 2019
Various standards	Annual Improvements to IFRS Standards 2015–2017 Cycle	January 1, 2019
Amendment to IFRS 3	Business combinations	January 1, 2019
Conceptual Framework	Amendments to References to Conceptual Framework in IFRS Standards	January 1, 2020
IFRS 17	Insurance Contracts	January 1, 2021
Amendment to IAS 1 and IAS 8	Definition of materiality	January 1, 2021
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Available for optional adoption / effective date deferred indefinitely

Grupo Aval has preliminarily assessed the impacts of the adoption of the new or amended standards detailed above, concluding that they do not have a significant impact on the financial statements of Grupo Aval as of December 31, 2018, except for IFRS 16 as explained above.